Subsequent Events (Details) - USD ($) $ / shares in Units, shares in Millions	1 Months Ended
	Mar. 27, 2023	Mar. 28, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 20, 2022	Nov. 30, 2022	May 10, 2022	Dec. 31, 2021	Apr. 15, 2021	Mar. 31, 2021	Mar. 25, 2021	Jul. 10, 2020	Dec. 27, 2019	Nov. 30, 2019	Oct. 31, 2019	Apr. 30, 2018
Subsequent Event [Line Items]
Stock sold, stock price (in usd per share)															$ 23.23
Affiliated Entity
Subsequent Event [Line Items]
Stock sold, stock price (in usd per share)										$ 23.23
Senior Notes
Subsequent Event [Line Items]
Aggregate principal amount																	$ 702,000,000
Interest rate					7.875%
Senior Notes | Affiliated Entity
Subsequent Event [Line Items]
Aggregate principal amount									$ 500,000,000		$ 550,000,000	$ 550,000,000
Interest rate							11.00%				7.50%	7.50%
Line of Credit
Subsequent Event [Line Items]
Interest rate					9.593%
Line of Credit | 2020 Credit Facility
Subsequent Event [Line Items]
Availability						$ 1,100,000,000								$ 1,750,000,000
Line of Credit | Junior Letter of Credit Tranche | 2020 Credit Facility
Subsequent Event [Line Items]
Availability					$ 350,000,000			$ 350,000,000
Senior unsecured notes | Affiliated Entity
Subsequent Event [Line Items]
Aggregate principal amount													$ 2,200,000,000			$ 2,200,000,000
Interest rate					5.00%											5.00%
Subsequent Event
Subsequent Event [Line Items]
Proceeds from issuance of debt	$ 975,000,000
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Stock sold (in shares)	35
Stock sold, stock price (in usd per share)	$ 1.15
Subsequent Event | Ad Hoc
Subsequent Event [Line Items]
Proceeds from issuance of debt	$ 500,000,000
Subsequent Event | SVF II Warrant
Subsequent Event [Line Items]
Proceeds from issuance of debt	300,000,000
Subsequent Event | Third Party
Subsequent Event [Line Items]
Proceeds from issuance of debt	175,000,000
Subsequent Event | Senior Notes | New First Lien Notes
Subsequent Event [Line Items]
Backstop fee	$ 25,000,000
Subsequent Event | Senior Notes | Second Lien Senior Secured PIK Notes
Subsequent Event [Line Items]
Interest rate	11.00%
Subsequent Event | Senior Notes | Second Lien Senior Secured PIK Notes | Cash
Subsequent Event [Line Items]
Interest rate	5.00%
Subsequent Event | Senior Notes | Second Lien Senior Secured PIK Notes | PIK
Subsequent Event [Line Items]
Interest rate	6.00%
Subsequent Event | Senior Notes | Third Lien Senior Secured PIK Notes
Subsequent Event [Line Items]
Interest rate	12.00%
Subsequent Event | Senior Notes | First Lien Senior Secured PIK Notes
Subsequent Event [Line Items]
Interest rate	15.00%
Subsequent Event | Senior Notes | First Lien Senior Secured PIK Notes | Cash
Subsequent Event [Line Items]
Interest rate	7.00%
Subsequent Event | Senior Notes | First Lien Senior Secured PIK Notes | PIK
Subsequent Event [Line Items]
Interest rate	8.00%
Subsequent Event | Senior Notes | Second Lien Senior Secured PIK Exchangeable Notes
Subsequent Event [Line Items]
Interest rate	11.00%
Subsequent Event | Senior Notes | Second Lien Senior Secured PIK Exchangeable Notes | Cash
Subsequent Event [Line Items]
Interest rate	5.00%
Subsequent Event | Senior Notes | Second Lien Senior Secured PIK Exchangeable Notes | PIK
Subsequent Event [Line Items]
Interest rate	6.00%
Subsequent Event | Senior Notes | Third Lien Senior Secured PIK Exchangeable Notes
Subsequent Event [Line Items]
Interest rate	12.00%
Subsequent Event | Senior Notes | SoftBank Delayed Draw Notes
Subsequent Event [Line Items]
Debt fee percentage of principal in excess of threshold	12.50%
Debt fee, principal threshold	$ 50,000,000
Debt fee for principal in excess of	250,000,000
Debt issuance priority one	250,000,000
Debt issuance priority three	$ 50,000,000
Subsequent Event | Senior Notes | Third Party Delayed Draw Notes
Subsequent Event [Line Items]
Debt fee percentage of principal in excess of threshold	12.50%
Debt fee, principal threshold	$ 50,000,000
Debt fee for principal in excess of	125,000,000
Debt issuance priority two	125,000,000
Debt issuance priority three	50,000,000
Subsequent Event | Senior Notes | Affiliated Entity
Subsequent Event [Line Items]
Aggregate principal amount				$ 250,000,000
Debt rolled over	300,000,000
Remaining availability		$ 250,000,000
Subsequent Event | Senior Notes | Affiliated Entity | Debt Instrument Issuance Period One
Subsequent Event [Line Items]
Remaining availability	50,000,000
Subsequent Event | Senior Notes | Affiliated Entity | Debt Instrument Issuance Period Two
Subsequent Event [Line Items]
Remaining availability	75,000,000
Subsequent Event | Senior Notes | Affiliated Entity | Debt Instrument Issuance Period Three
Subsequent Event [Line Items]
Remaining availability	75,000,000
Subsequent Event | Senior Notes | Affiliated Entity | Debt Instrument Issuance Period Four
Subsequent Event [Line Items]
Remaining availability	$ 50,000,000
Subsequent Event | Line of Credit | Junior Letter of Credit Tranche | 2020 Credit Facility
Subsequent Event [Line Items]
Availability			$ 470,000,000